Other investments (Details) € in Millions, R in Millions, $ in Millions	4 Months Ended	6 Months Ended		12 Months Ended
	Apr. 24, 2026	Dec. 31, 2025 ZAR (R)	Jun. 30, 2025	Dec. 31, 2025 ZAR (R)	Dec. 31, 2024 ZAR (R)		Dec. 31, 2023 ZAR (R)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2023 ZAR (R)	Sep. 30, 2023 EUR (€)	Dec. 31, 2022 ZAR (R)	Mar. 22, 2022 ZAR (R)	Mar. 22, 2022 EUR (€)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments		R 4,271		R 4,271	R 3,507	[1]	R 3,179
Proceeds on sale of assets held for sale				318	0		0
Financial assets measured at fair value		1,287		1,287	1,151		1,233							R 855
Ioneer Limited
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Proportion of ownership			6.19%
Disposal price (in AUD per share) | $ / shares									$ 0.11
Ioneer Limited | Assets and liabilities classified as held for sale
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Proceeds on sale of assets held for sale		186
Designated at FVTOCI investments: | Equity investments | Rand Mutual Assurance Company Limited
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments		329		329	197		166
Designated at FVTOCI investments: | Equity investments | Furuya Metal Company Limited
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments		444		R 444	515		500
Proportion of ownership				4.88%
Designated at FVTOCI investments: | Equity investments | Aldebaran
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments		1,080		R 1,080	608		304
Proportion of ownership				14.34%
Designated at FVTOCI investments: | Equity investments | Aldebaran | Major ordinary share transactions
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Proportion of ownership	13.20%
Designated at FVTOCI investments: | Equity investments | Generation Mining Limited
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments		325		R 325	64		106
Proportion of ownership				12.14%
Designated at FVTOCI investments: | Equity investments | Generation Mining Limited | Major ordinary share transactions
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Proportion of ownership	10.20%
Designated at FVTOCI investments: | Equity investments | Ioneer Limited
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments		0		R 0	272		277
Designated at FVTOCI investments: | Equity investments | Other
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments		12		12	8		22
Mandatorily measured at FVTPL investments: | Verkor SA
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments | $								$ 933		$ 904	$ 951
Loan												R 303	€ 15		R 409	€ 25
Financial assets measured at fair value		933		933	904		951
Gains (losses) on financial assets at fair value through profit or loss				29	46		93
Mandatorily measured at FVTPL investments: | EnHyWhere
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments | $								$ 18		$ 41	$ 107
Mandatorily measured at FVTPL investments: | Other
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments		865		865	562		452
Amortised cost investments
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments		R 265		R 265	R 336		R 294

[1]	Amount for 31 December 2024 was revised (see note 16.2)